Critical accounting estimates and judgments (Details) - USD ($) $ in Millions		Sep. 30, 2025		Jun. 30, 2025	Dec. 31, 2024		Sep. 30, 2024	[3]	Jun. 30, 2024	Dec. 31, 2023
Critical accounting estimates and judgments
Cash and cash equivalents	[1]	$ 647.6			$ 578.0	[2]
Cash and cash equivalents including cash equivalents classified as held for sale		651.5	[3]	$ 533.1	$ 578.0		$ 397.5		$ 445.7	$ 293.8
Cash and cash equivalents held for sale		$ 3.9

[1]	Excludes $3.9 million cash classified within assets held for sale as of September 30, 2025 (see note 20).
[2]	September 30,
[3]	Includes $3.9 million classified within assets held for sale as of September 30, 2025 (see note 20).